3. MATERIAL ACCOUNTING POLICIES: Contract assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Contract assets

Contract assets

Contract assets represent the Company’s right to consideration for services transferred to customers where the right to payment is conditional on completion of remaining Contract assets are reclassified to trade receivables when the Company’s right to consideration becomes unconditional, which generally occurs upon completion of the related service or issuance of an invoice in accordance with the contract term.